                                                                                                             August 19, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

RE:      Dreyfus Manager Funds I:

                        Dreyfus S&P STARS Opportunities Fund

            1933 Act File No. 333-106576

            1940 Act File No. 811-21386

            CIK No. 0001247088

Gentlemen:

            On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A.  This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 to reflect changes to the Fund's name and investment strategy.

            Please call me with any comments or questions you may have at (212) 922-6795.

                                                                                                             Sincerely,

                                                                                                             Michael A. Rosenberg

                                                                                                            Michael A. Rosenberg

                                                                                                            Chief Legal Officer

                                                                                                            The Dreyfus Family of Funds

MAR/kd

Enclosures

cc:        Stroock & Stroock & Lavan LLP